CONSOLIDATED STATEMENT OF PROFIT OR LOSS AND OTHER COMPREHENSIVE PROFIT OR LOSS - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CONSOLIDATED STATEMENT OF PROFIT OR LOSS AND OTHER COMPREHENSIVE PROFIT OR LOSS
Net loss for the year	€ (17,026)	€ (24,216)	€ (31,164)
Items that will not be reclassified to profit or loss
Actuarial gains and losses	1	80	23
Items that will be reclassified to profit or loss
Foreign currency translation adjustment	(1)	48
Other comprehensive income items	1	128	23
Total other comprehensive profit or loss	(17,026)	(24,089)	(31,141)
Attributable to the owners of the parent	€ (17,026)	€ (24,089)	(31,140)
Non-controlling interests			€ (1)